Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,010,419.10

Principal:
Principal Collections	$24,793,682.24
Prepayments in Full	$27,420,814.73
Liquidation Proceeds	$16,022.50
Recoveries	$0.00
Sub Total	$52,230,519.47
Collections	$56,240,938.57

Purchase Amounts:
Purchase Amounts Related to Principal	$606,758.70
Purchase Amounts Related to Interest	$3,104.21
Sub Total	$609,862.91

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,850,801.48

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$56,850,801.48
Servicing Fee	$913,373.53	$913,373.53	$0.00	$0.00	$55,937,427.95
Interest - Class A-1 Notes	$37,323.00	$37,323.00	$0.00	$0.00	$55,900,104.95
Interest - Class A-2 Notes	$91,386.67	$91,386.67	$0.00	$0.00	$55,808,718.28
Interest - Class A-3 Notes	$110,908.00	$110,908.00	$0.00	$0.00	$55,697,810.28
Interest - Class A-4 Notes	$42,705.80	$42,705.80	$0.00	$0.00	$55,655,104.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,655,104.48
Interest - Class B Notes	$21,250.40	$21,250.40	$0.00	$0.00	$55,633,854.08
Second Priority Principal Payment	$30,271,111.41	$30,271,111.41	$0.00	$0.00	$25,362,742.67
Interest - Class C Notes	$17,252.80	$17,252.80	$0.00	$0.00	$25,345,489.87
Third Priority Principal Payment	$21,040,000.00	$21,040,000.00	$0.00	$0.00	$4,305,489.87
Interest - Class D Notes	$27,632.53	$27,632.53	$0.00	$0.00	$4,277,857.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$4,277,857.34
Regular Principal Payment	$183,588,888.59	$4,277,857.34	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,850,801.48

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$30,271,111.41
Third Priority Principal Payment					$21,040,000.00
Regular Principal Payment					$4,277,857.34
Total					$55,588,968.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$55,588,968.75	$236.65	$37,323.00	$0.16	$55,626,291.75	$236.81
Class A-2 Notes	$0.00	$0.00	$91,386.67	$0.27	$91,386.67	$0.27
Class A-3 Notes	$0.00	$0.00	$110,908.00	$0.34	$110,908.00	$0.34
Class A-4 Notes	$0.00	$0.00	$42,705.80	$0.45	$42,705.80	$0.45
Class B Notes	$0.00	$0.00	$21,250.40	$0.67	$21,250.40	$0.67
Class C Notes	$0.00	$0.00	$17,252.80	$0.82	$17,252.80	$0.82
Class D Notes	$0.00	$0.00	$27,632.53	$1.31	$27,632.53	$1.31
Total	$55,588,968.75	$51.80	$348,459.20	$0.32	$55,937,427.95	$52.12

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$234,900,000.00	1.0000000	$179,311,031.25	0.7633505
Class A-2 Notes	$342,700,000.00	1.0000000	$342,700,000.00	1.0000000
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$1,073,050,000.00	1.0000000	$1,017,461,031.25	0.9481954

Pool Information
Weighted Average APR	4.375%	4.349%
Weighted Average Remaining Term	56.40	55.54
Number of Receivables Outstanding	51,209	49,464
Pool Balance	$1,096,048,240.42	$1,043,204,082.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,010,056.35	$1,000,698,888.59
Pool Factor	1.0000000	0.9517866

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$15,648,061.24
Yield Supplement Overcollateralization Amount	$42,505,194.30
Targeted Overcollateralization Amount	$52,673,014.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,743,051.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		102	$6,879.36
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$6,879.36
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$6,879.36

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.01%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.48%	251	$5,046,043.53
61-90 Days Delinquent	0.00%	1	$27,669.22
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.49%	252	$5,073,712.75

Repossession Inventory:
Repossessed in the Current Collection Period		2	$22,129.60
Total Repossessed Inventory		1	$22,129.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0077%
Three Month Average			0.0000%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0020%
Three Month Average			0.0000%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer